COMMITMENTS AND CONTINGENCIES (Details) - Alleged Wrongful Dilution Of Equity - Settled Litigation $ in Millions	1 Months Ended
Sep. 30, 2019 USD ($) shares
Loss Contingencies [Line Items]
Settlement amount paid to plaintiffs | $	$ 1.7
Preferred shares forfeited by plaintiffs (in shares)	2,949
Common shares forfeited by plaintiffs (in shares)	10,540